As filed with the Securities and Exchange Commission on January 6, 2025
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)
Registrant’s telephone number, including area code: (212) 476-8800
Date of fiscal year end: October 31
Date of reporting period: October 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report to Shareholders.
(a) Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman

Long Short Fund

Annual Shareholder Report

October 31, 2024

Class A: NLSAX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/long-short-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$175	1.67%

How did the Fund perform last year?

The Fund underperformed the HFRX Equity Hedge Index. In absolute terms, the Fund’s equity long positions positively impacted performance, but this was partly offset by negative impact from its total short positions. Long positions in the Information Technology (IT) and Financials sectors were the largest absolute contributors, whereas short positions in the IT and Consumer Discretionary sectors were the largest absolute detractors. Meanwhile, market hedges detracted on an absolute basis given the up move in the U.S. equity market.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Equity Longs – IT, Financials and Communication Services sectors

  Shorts – Market Hedges

  Equity Shorts – IT and Consumer Discretionary sectors

  Index futures, options and swaps related to hedging activities

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class A (including sales charge) $15,619	S&P 500® Index $33,950	HFRX® Equity Hedge Index $14,025
10/31/14	$9,425	$10,000	$10,000
10/31/15	$9,245	$10,520	$9,904
10/31/16	$9,201	$10,994	$9,649
10/31/17	$10,227	$13,593	$10,584
10/31/18	$10,432	$14,591	$10,268
10/31/19	$11,114	$16,681	$10,595
10/31/20	$12,370	$18,301	$10,442
10/31/21	$14,327	$26,155	$12,629
10/31/22	$13,043	$22,334	$12,205
10/31/23	$14,237	$24,599	$12,559
10/31/24	$15,619	$33,950	$14,025

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class A (at NAV)	9.71%	7.04%	5.18%
Class A (including sales charge)	3.42%	5.79%	4.56%
S&P 500® Index	38.02%	15.27%	13.00%
HFRX® Equity Hedge Index	11.67%	5.77%	3.44%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund inclusive of the maximum initial sales charge for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class A: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.67%. Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 5.75%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The HRFX Equity Hedge Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$6,916,201,295
Number of Portfolio Holdings	167
Portfolio Turnover Rate	48%
Total Investment Advisory Fees Paid	$73,174,571

What did the Fund invest in?

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund	6.0%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.5%
Apple, Inc.	4.0%
Meta Platforms, Inc.	3.7%
NVIDIA Corp.	3.6%
Alphabet, Inc.	3.2%
Salesforce, Inc.	2.7%
Fanatics Holdings, Inc.	2.6%
McDonald's Corp.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Moelis & Co.	(0.6%)
Interpublic Group of Cos., Inc.	(0.6%)
CarMax, Inc.	(0.6%)
Lamar Advertising Co.	(0.5%)
T. Rowe Price Group, Inc.	(0.5%)
Dollar General Corp.	(0.5%)
WW Grainger, Inc.	(0.4%)
Samsara, Inc.	(0.4%)
J.M. Smucker Co.	(0.4%)
FactSet Research Systems, Inc.	(0.4%)
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Name	Long	Short
Common Stocks	88.3%	(11.5%)
Short-Term Investments	5.2%	-%
Master Limited Partnerships and Limited Partnerships	2.8%	-%
Preferred Stocks	0.8%	-%
Convertible Bonds	0.3%	-%
Loan Assignments	0.2%	-%
Corporate Bonds	0.1%	-%
Other Assets Less Liabilities	13.8%*	-%Footnote Reference*
Total	111.5%	(11.5%)
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/long-short-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0309 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

Class A: NLSAX

Neuberger Berman

Long Short Fund

Annual Shareholder Report

October 31, 2024

Class C: NLSCX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/long-short-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$253	2.42%

How did the Fund perform last year?

The Fund underperformed the HFRX Equity Hedge Index. In absolute terms, the Fund’s equity long positions positively impacted performance, but this was partly offset by negative impact from its total short positions. Long positions in the Information Technology (IT) and Financials sectors were the largest absolute contributors, whereas short positions in the IT and Consumer Discretionary sectors were the largest absolute detractors. Meanwhile, market hedges detracted on an absolute basis given the up move in the U.S. equity market.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Equity Longs – IT, Financials and Communication Services sectors

  Shorts – Market Hedges

  Equity Shorts – IT and Consumer Discretionary sectors

  Index futures, options and swaps related to hedging activities

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

	Class C (including sales charge) $15,379	S&P 500® Index $33,950	HFRX® Equity Hedge Index $14,025
10/31/14	$10,000	$10,000	$10,000
10/31/15	$9,744	$10,520	$9,904
10/31/16	$9,617	$10,994	$9,649
10/31/17	$10,608	$13,593	$10,584
10/31/18	$10,743	$14,591	$10,268
10/31/19	$11,364	$16,681	$10,595
10/31/20	$12,548	$18,301	$10,442
10/31/21	$14,428	$26,155	$12,629
10/31/22	$13,037	$22,334	$12,205
10/31/23	$14,124	$24,599	$12,559
10/31/24	$15,379	$33,950	$14,025

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Class C (at NAV)	8.89%	6.24%	4.40%
Class C (including sales charge)	7.89%	6.24%	4.40%
S&P 500® Index	38.02%	15.27%	13.00%
HFRX® Equity Hedge Index	11.67%	5.77%	3.44%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Class C: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 2.42%. Returns shown with a sales charge reflect the contingent deferred sales charge (CDSC) of 1.00%, which is reduced to 0% after 1 year. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The HRFX Equity Hedge Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$6,916,201,295
Number of Portfolio Holdings	167
Portfolio Turnover Rate	48%
Total Investment Advisory Fees Paid	$73,174,571

What did the Fund invest in?

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund	6.0%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.5%
Apple, Inc.	4.0%
Meta Platforms, Inc.	3.7%
NVIDIA Corp.	3.6%
Alphabet, Inc.	3.2%
Salesforce, Inc.	2.7%
Fanatics Holdings, Inc.	2.6%
McDonald's Corp.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Moelis & Co.	(0.6%)
Interpublic Group of Cos., Inc.	(0.6%)
CarMax, Inc.	(0.6%)
Lamar Advertising Co.	(0.5%)
T. Rowe Price Group, Inc.	(0.5%)
Dollar General Corp.	(0.5%)
WW Grainger, Inc.	(0.4%)
Samsara, Inc.	(0.4%)
J.M. Smucker Co.	(0.4%)
FactSet Research Systems, Inc.	(0.4%)
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Name	Long	Short
Common Stocks	88.3%	(11.5%)
Short-Term Investments	5.2%	-%
Master Limited Partnerships and Limited Partnerships	2.8%	-%
Preferred Stocks	0.8%	-%
Convertible Bonds	0.3%	-%
Loan Assignments	0.2%	-%
Corporate Bonds	0.1%	-%
Other Assets Less Liabilities	13.8%*	-%Footnote Reference*
Total	111.5%	(11.5%)
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/long-short-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

Z0310 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

Class C: NLSCX

Neuberger Berman

Long Short Fund

Annual Shareholder Report

October 31, 2024

Institutional Class: NLSIX

This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.nb.com/en/us/products/mutual-funds/long-short-fund?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$138	1.31%

How did the Fund perform last year?

The Fund underperformed the HFRX Equity Hedge Index. In absolute terms, the Fund’s equity long positions positively impacted performance, but this was partly offset by negative impact from its total short positions. Long positions in the Information Technology (IT) and Financials sectors were the largest absolute contributors, whereas short positions in the IT and Consumer Discretionary sectors were the largest absolute detractors. Meanwhile, market hedges detracted on an absolute basis given the up move in the U.S. equity market.

Performance Attribution

Top Contributors

Top Detractors

Derivatives

  Equity Longs – IT, Financials and Communication Services sectors

  Shorts – Market Hedges

  Equity Shorts – IT and Consumer Discretionary sectors

  Index futures, options and swaps related to hedging activities

How did the Fund perform over the past 10 years?

Total Return Based on a $1,000,000 Investment

	Institutional Class $1,719,600	S&P 500® Index $3,395,000	HFRX® Equity Hedge Index $1,402,500
10/31/14	$1,000,000	$1,000,000	$1,000,000
10/31/15	$985,500	$1,052,000	$990,400
10/31/16	$984,100	$1,099,400	$964,900
10/31/17	$1,097,700	$1,359,300	$1,058,400
10/31/18	$1,123,200	$1,459,100	$1,026,800
10/31/19	$1,201,600	$1,668,100	$1,059,500
10/31/20	$1,341,900	$1,830,100	$1,044,200
10/31/21	$1,560,300	$2,615,500	$1,262,900
10/31/22	$1,425,600	$2,233,400	$1,220,500
10/31/23	$1,561,400	$2,459,900	$1,255,900
10/31/24	$1,719,600	$3,395,000	$1,402,500

Average Annual Total Returns

Name	1 Year	5 Years	10 Years
Institutional Class	10.13%	7.43%	5.57%
S&P 500® Index	38.02%	15.27%	13.00%
HFRX® Equity Hedge Index	11.67%	5.77%	3.44%

The graph shows the change in value of a hypothetical $1,000,000 investment in the Fund for the class noted over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit www.nb.com/performance.

Institutional Class: As stated in the Fund’s most recent prospectus, the total annual operating expense ratio for fiscal year 2023 was 1.30%. Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. The HRFX Equity Hedge Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the S&P 500 Index.

Key Fund Statistics

Net Assets	$6,916,201,295
Number of Portfolio Holdings	167
Portfolio Turnover Rate	48%
Total Investment Advisory Fees Paid	$73,174,571

What did the Fund invest in?

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund	6.0%
Microsoft Corp.	5.0%
Amazon.com, Inc.	4.5%
Apple, Inc.	4.0%
Meta Platforms, Inc.	3.7%
NVIDIA Corp.	3.6%
Alphabet, Inc.	3.2%
Salesforce, Inc.	2.7%
Fanatics Holdings, Inc.	2.6%
McDonald's Corp.	2.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Moelis & Co.	(0.6%)
Interpublic Group of Cos., Inc.	(0.6%)
CarMax, Inc.	(0.6%)
Lamar Advertising Co.	(0.5%)
T. Rowe Price Group, Inc.	(0.5%)
Dollar General Corp.	(0.5%)
WW Grainger, Inc.	(0.4%)
Samsara, Inc.	(0.4%)
J.M. Smucker Co.	(0.4%)
FactSet Research Systems, Inc.	(0.4%)
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Name	Long	Short
Common Stocks	88.3%	(11.5%)
Short-Term Investments	5.2%	-%
Master Limited Partnerships and Limited Partnerships	2.8%	-%
Preferred Stocks	0.8%	-%
Convertible Bonds	0.3%	-%
Loan Assignments	0.2%	-%
Corporate Bonds	0.1%	-%
Other Assets Less Liabilities	13.8%*	-%Footnote Reference*
Total	111.5%	(11.5%)
Footnote	Description
Footnote*	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://www.nb.com/en/us/products/mutual-funds/long-short-fund?section=documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

Z0311 12/24

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Annual Shareholder Report

October 31, 2024

Institutional Class: NLSIX

(b) Not applicable to the Fund.
Item 2.  Code of Ethics.
The Board of Trustees (“Board”) of Neuberger Berman Alternative Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Absolute Return Multi-Manager Fund's Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).
Item 3.  Audit Committee Financial Expert.
The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Michael J. Cosgrove, Martha C. Goss, and Deborah C. McLean. Mr. Cosgrove, Ms. Goss, and Ms. McLean are independent trustees as defined by Form N-CSR.
Item 4.  Principal Accountant Fees and Services.
Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to the Neuberger Berman Long Short Fund (the “Fund”).
(a) Audit Fees
The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services rendered to the Fund that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $62,500 and $64,000 for the fiscal years ended 2023 and 2024, respectively.
(b) Audit-Related Fees
The aggregate fees billed to the Fund for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Fund were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(c) Tax Fees
The aggregate fees billed to the Fund for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $23,220 and $23,220 for the fiscal years ended 2023 and 2024, respectively. The nature of the services provided includes preparation of the Federal and State tax extensions and tax returns, review of annual excise tax calculations, and preparation of form 8613, in addition to assistance with the identification of Passive Foreign Investment Companies, assistance with determination of various foreign withholding taxes, and assistance with Internal Revenue Code and tax regulation requirements for fund investments. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Fund were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(d) All Other Fees
The aggregate fees billed to the Fund for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Fund were $0 and $0 for the fiscal years ended 2023 and 2024, respectively. The Audit Committee approved  0% and 0% of these services provided by E&Y for the fiscal years ended 2023 and 2024, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(e) Audit Committee’s Pre-Approval Policies and Procedures
(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.
(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Hours Attributed to Other Persons
Not applicable.
(g) Non-Audit Fees
Non-audit fees billed by E&Y for services rendered to the Fund were $23,220 and $23,220 for the fiscal years ended 2023 and 2024, respectively.
Non-audit fees billed by E&Y for services rendered to the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Fund were $0 and $0 for the fiscal years ended 2023 and 2024, respectively.
(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Fund that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Fund is compatible with maintaining E&Y’s independence.
(i) Not applicable.
(j) Not applicable.
Item 5.  Audit Committee of Listed Registrants.
(a) Not applicable to the Registrant.
(b) Not applicable to the Registrant.

Item 6.  Investments.

(a)	The complete schedule of investments for the Fund is disclosed in the Fund’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
Alternative Funds
Institutional Class Shares
Class A Shares
Class C Shares

Long Short Fund

Annual Financial Statements and Other Information
October 31, 2024

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2024 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend October 31, 2024 (Unaudited)
Neuberger Berman Alternative Funds
Counterparties:
JPM	= JPMorgan Chase Bank N.A.
SSB	= State Street Bank and Trust Company
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
LIBOR	= London Interbank Offered Rate
OBFR	= United States Overnight Bank Funding Rate
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
USD	= United States Dollar

Consolidated Schedule of Investments Long Short Fund^  October 31, 2024

Number of Shares		Value

Long Positions 97.7%
Common Stocks 88.4%
Aerospace & Defense 1.3%
245,678	Airbus SE	$37,455,828
222,208	General Electric Co.	38,170,890
425,000	Standardaero, Inc.	12,261,250 *
		87,887,968
Application Software 0.3%
14,063	Canva, Inc.	20,064,104 *#(a)(b)
Banks 3.2%
314,771	Comerica, Inc.	20,054,060
530,329	JPMorgan Chase & Co.	117,690,612
277,824	PNC Financial Services Group, Inc.	52,305,925
498,373	Wells Fargo & Co.	32,354,375
		222,404,972
Beverages 1.7%
3,545,013	Keurig Dr. Pepper, Inc.	116,808,178
Biotechnology 0.8%
263,826	AbbVie, Inc.	53,786,207
Broadline Retail 3.9%
1,450,881	Amazon.com, Inc.	270,444,218 *
Capital Markets 4.7%
1,943,616	BGC Group, Inc. Class A	18,211,682
1,530,332	Brookfield Asset Management Ltd. Class A	81,168,809 (c)
748,237	Brookfield Corp. Class A	39,656,561 (c)
323,149	CME Group, Inc.	72,824,859
38,101	MSCI, Inc.	21,763,291
187,617	S&P Global, Inc.	90,123,702
		323,748,904
Commercial Services 0.4%
2,041,517	Celebration Bidco Holdings LLC	30,622,755 *#(a)(b)
Commercial Services & Supplies 1.1%
337,300	Waste Management, Inc.	72,806,205
Consumer Staples Distribution & Retail 2.0%
23,689	Costco Wholesale Corp.	20,708,450
540,431	Dollar Tree, Inc.	34,933,460 *
1,016,322	Walmart, Inc.	83,287,588
		138,929,498
Containers & Packaging 0.8%
281,092	Avery Dennison Corp.	58,194,477
Number of Shares		Value
Diversified Consumer Services 0.1%
703,766	European Wax Center, Inc. Class A	$5,060,077 *
Electric Utilities 3.6%
236,988	Alliant Energy Corp.	14,219,280
75,618	Constellation Energy Corp.	19,884,509
2,205,027	FirstEnergy Corp.	92,236,279
1,577,167	NextEra Energy, Inc.	124,990,485
		251,330,553
Electrical Equipment 1.2%
915,125	nVent Electric PLC	68,240,871
67,000	Rockwell Automation, Inc.	17,869,570
		86,110,441
Electronic Equipment, Instruments & Components 2.3%
865,203	Amphenol Corp. Class A	57,985,905
276,985	CDW Corp.	52,136,887
319,570	TE Connectivity PLC	47,111,009
		157,233,801
Entertainment 1.4%
124,986	Netflix, Inc.	94,493,166 *
Financial Services 3.2%
207,084	MasterCard, Inc. Class A	103,457,096
2,132,224	Repay Holdings Corp.	16,961,842 *
346,006	Visa, Inc. Class A	100,289,839
		220,708,777
Food Products 0.5%
532,268	Mondelez International, Inc. Class A	36,449,713
Ground Transportation 2.9%
123,496	Norfolk Southern Corp.	30,927,103
649,338	Uber Technologies, Inc.	46,784,803 *
453,991	Union Pacific Corp.	105,357,692
138,200	XPO, Inc.	18,039,246 *
		201,108,844
Health Care Equipment & Supplies 1.5%
213,075	Abbott Laboratories	24,156,313
912,378	Boston Scientific Corp.	76,657,999 *
		100,814,312
Health Care Providers & Services 1.1%
45,833	Humana, Inc.	11,817,122
114,152	UnitedHealth Group, Inc.	64,438,804
		76,255,926
Health Care Technology 1.3%
3,092,293	Waystar Holding Corp.	88,223,119 *
Hotels, Restaurants & Leisure 3.2%
438,682	Chipotle Mexican Grill, Inc.	24,465,295 *
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^  (cont’d)
Number of Shares		Value
Hotels, Restaurants & Leisure – cont'd
811,956	First Watch Restaurant Group, Inc.	$13,799,192 *(c)
519,655	McDonald's Corp.	151,796,422
816,934	Sweetgreen, Inc. Class A	29,491,318 *
		219,552,227
Household Products 0.4%
166,865	Procter & Gamble Co.	27,562,761
Interactive Media & Services 7.1%
1,104,785	Alphabet, Inc. Class A	189,039,762
2,317,374	Match Group, Inc.	83,494,985 *
386,952	Meta Platforms, Inc. Class A	219,626,216
		492,160,963
IT Services 0.5%
499,971	Okta, Inc.	35,942,915 *
Life Sciences Tools & Services 1.0%
115,480	Illumina, Inc.	16,645,287 *
100,846	Thermo Fisher Scientific, Inc.	55,094,187
		71,739,474
Media 0.3%
2,052,113	Paramount Global Class B	22,450,116
Multi-Utilities 2.2%
4,028,580	CenterPoint Energy, Inc.	118,963,967
326,497	WEC Energy Group, Inc.	31,190,259
		150,154,226
Oil, Gas & Consumable Fuels 1.0%
485,623	Chevron Corp.	72,270,415
Pharmaceuticals 1.2%
34,620	Eli Lilly & Co.	28,725,599
269,514	Johnson & Johnson	43,084,508
76,148	Novo Nordisk AS ADR	8,524,768
		80,334,875
Professional Services 2.2%
73,285	Amentum Holdings, Inc.	2,179,496 *
207,105	Equifax, Inc.	54,886,967
411,616	Jacobs Solutions, Inc.	57,864,977
2,603,882	Paycor HCM, Inc.	39,292,580 *
		154,224,020
Semiconductors & Semiconductor Equipment 6.2%
189,801	Advanced Micro Devices, Inc.	27,344,630 *
284,187	Analog Devices, Inc.	63,404,962
60,505	ASML Holding NV	40,692,638
494,039	Broadcom, Inc.	83,873,001
1,613,416	NVIDIA Corp.	214,197,108
		429,512,339
Number of Shares		Value
Software 10.9%
359,091	Arctic Wolf Networks, Inc.	$4,255,659 *#(a)(b)
179,381	Grammarly, Inc. Class A	2,782,199 *#(a)(b)
117,148	Intuit, Inc.	71,495,424
738,276	Microsoft Corp.	299,998,453
114,700	Onestream, Inc.	3,385,944 *
549,518	Salesforce, Inc.	160,113,060
86,691	ServiceNow, Inc.	80,881,836 *
121,922	Synopsys, Inc.	62,620,359 *
296,280	Workday, Inc. Class A	69,285,078 *
		754,818,012
Specialized REITs 1.4%
60,566	Equinix, Inc.	54,998,773
167,853	SBA Communications Corp.	38,517,228
		93,516,001
Specialty Retail 6.2%
202,463	Asbury Automotive Group, Inc.	46,129,170 *
1,897,791	Chewy, Inc. Class A	51,183,423 *
2,026,590	Fanatics Holdings, Inc. Class A	155,520,517 *#(a)(b)
146,794	Home Depot, Inc.	57,800,137
1,069,997	TJX Cos., Inc.	120,941,761
		431,575,008
Technology Hardware, Storage & Peripherals 3.5%
1,065,641	Apple, Inc.	240,738,958
Textiles, Apparel & Luxury Goods 1.0%
876,257	NIKE, Inc. Class B	67,585,702
Tobacco 0.8%
417,356	Philip Morris International, Inc.	55,383,141

Total Common Stocks (Cost $4,109,720,938)		6,113,007,368
Preferred Stocks 0.8%
Entertainment 0.1%
39,203	A24 Films LLC	5,741,993 #(a)(b)(d)
IT Services 0.2%
959,038	Cybereason, Inc. Series F	982,726 *#(a)(b)
658,071	Druva, Inc. Series 4	4,882,887 *#(a)(b)
480,112	Druva, Inc. Series 5	4,450,638 *#(a)(b)
		10,316,251
Software 0.1%
55,626	Grammarly, Inc. Series 3	1,546,403 *#(a)(b)
180,619	Signifyd, Inc. Series Seed	1,316,712 *#(a)(b)
78,686	Signifyd, Inc. Series A	575,982 *#(a)(b)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^  (cont’d)
Number of Shares		Value
Software – cont'd
325,371	Videoamp, Inc. Series F1	$5,135,005 *#(a)(b)
		8,574,102
Specialty Retail 0.4%
23,000	Fabletics LLC Series G	26,454,600 *#(a)(b)
82,110	Savage X, Inc. Series C	3,111,148 *#(a)(b)
		29,565,748

Total Preferred Stocks (Cost $58,686,273)		54,198,094
Number of Units
Master Limited Partnerships and Limited Partnerships 2.8%
Multi-Utilities 1.1%
2,213,234	Brookfield Infrastructure Partners LP	75,781,132
Number of Units		Value
Oil, Gas & Consumable Fuels 1.7%
3,993,685	Enterprise Products Partners LP	$114,459,012

Total Master Limited Partnerships and Limited Partnerships (Cost $145,121,657)		190,240,144

Principal Amount		Value
Corporate Bonds 0.1%
Internet 0.1%
$9,590,000	Uber Technologies, Inc., 8.00%, due 11/1/2026	$9,590,000 (e)
Miscellaneous Manufacturer 0.0%(f)
19,084,979	Anagram Holdings LLC/Anagram International, Inc., 10.00%, due 8/15/2026	0 #(a)(b)(g)
Total Corporate Bonds (Cost $20,838,952)		9,590,000
Loan Assignments(h) 0.1%
Equipment Leasing 0.1%
10,250,147	Celebration Bidco LLC, Term Loan, (3 mo. USD Term SOFR + 8.00%), 12.60%, due 12/29/2028 (Cost $10,250,147)	10,416,712 #(a)

Convertible Bonds 0.3%
Software 0.3%
19,850	Arctic Wolf Networks, Inc., 0.00% Cash/3.00% PIK, due 9/29/2027 (Cost $19,850,000)	22,867,200 #(a)(b)(i)
Number of Shares

Short-Term Investments 5.2%
Investment Companies 5.2%
357,212,785	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.82%(j)	357,212,785
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^  (cont’d)
Number of Shares		Value
Investment Companies – cont'd
1,377,953	State Street Navigator Securities Lending Government Money Market Portfolio, 4.87%(j)	$1,377,953 (k)
Total Short-Term Investments (Cost $358,590,738)		358,590,738
Total Long Positions (97.7%) (Cost $4,723,058,705)		6,758,910,256

Number of Shares		Value

Short Positions ((11.5)%)
Common Stocks Sold Short (11.5)%
Automobiles (0.1)%
(38,794)	Tesla, Inc.	$(9,692,681)*
Capital Markets (1.5)%
(50,348)	FactSet Research Systems, Inc.	(22,861,013)
(28,267)	Goldman Sachs Group, Inc.	(14,636,370)
(529,668)	Moelis & Co.	(35,169,955)
(258,549)	T. Rowe Price Group, Inc.	(28,404,193)
(101,071,531)
Consumer Finance (0.2)%
(28,639)	Credit Acceptance Corp.	(12,171,575)*
Consumer Staples Distribution & Retail (0.6)%
(9,564)	Casey's General Stores, Inc.	(3,768,407)
(348,007)	Dollar General Corp.	(27,854,480)
(67,296)	Target Corp.	(10,097,092)
(41,719,979)
Electric Utilities (0.5)%
(458,120)	Exelon Corp.	(18,004,116)
(175,780)	Southern Co.	(16,001,253)
(34,005,369)
Food Products (1.0)%
(383,194)	Campbell Soup Co.	(17,876,000)
(391,962)	Conagra Brands, Inc.	(11,343,380)
(211,018)	General Mills, Inc.	(14,353,445)
(389,311)	Hain Celestial Group, Inc.	(3,398,685)*
(207,386)	J.M. Smucker Co.	(23,540,385)
(70,511,895)
Health Care Equipment & Supplies (0.3)%
(290,829)	Dexcom, Inc.	(20,497,628)*
Health Care Providers & Services (0.3)%
(132,092)	Centene Corp.	(8,224,048)*
Number of Shares		Value

Health Care Providers & Services – cont'd
(60,655)	DaVita, Inc.	$(8,480,175)*
(16,704,223)
Hotels, Restaurants & Leisure (0.8)%
(123,301)	Cava Group, Inc.	(16,468,082)*
(86,633)	Darden Restaurants, Inc.	(13,863,013)
(176,796)	Restaurant Brands International, Inc.	(12,296,162)
(627,977)	Wendy's Co.	(12,000,640)
(54,627,897)
Household Durables (0.1)%
(137,167)	Helen of Troy Ltd.	(8,730,680)*
Machinery (0.5)%
(69,227)	Graco, Inc.	(5,638,539)
(75,772)	Illinois Tool Works, Inc.	(19,786,343)
(64,650)	ITT, Inc.	(9,058,758)
(34,483,640)
Media (0.8)%
(1,161,177)	Interpublic Group of Cos., Inc.	(34,138,604)
(208,996)	Omnicom Group, Inc.	(21,108,596)
(55,247,200)
Professional Services (0.8)%
(387,275)	ExlService Holdings, Inc.	(16,137,749)*
(308,566)	Genpact Ltd.	(11,777,964)
(92,380)	Paycom Software, Inc.	(19,310,192)
(153,261)	Robert Half, Inc.	(10,438,607)
(57,664,512)
Semiconductors & Semiconductor Equipment (0.3)%
(113,970)	ARM Holdings PLC	(16,103,961)*
(35,221)	Texas Instruments, Inc.	(7,155,498)
(23,259,459)
Software (0.8)%
(410,541)	Palantir Technologies, Inc.	(17,062,084)*
(524,950)	Samsara, Inc.	(25,087,360)*
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^  (cont’d)
Number of Shares		Value

Software – cont'd
(156,532)	Zoom Video Communications, Inc.	$(11,699,202)*
(53,848,646)
Specialized REITs (0.5)%
(242,472)	Lamar Advertising Co.	(32,006,304)
Specialty Retail (1.4)%
(461,753)	CarMax, Inc.	(33,421,682)*
(173,292)	Floor & Decor Holdings, Inc.	(17,857,740)*
(245,031)	Guess?, Inc.	(4,163,077)
(355,991)	Sonic Automotive, Inc.	(20,195,369)
(33,068)	Ulta Beauty, Inc.	(12,201,431)*
(323,665)	Upbound Group, Inc.	(9,463,965)
(97,303,264)
Technology Hardware, Storage & Peripherals (0.0)%(f)
(85,740)	Super Micro Computer, Inc.	(2,495,891)*
Number of Shares		Value

Textiles, Apparel & Luxury Goods (0.6)%
(866,341)	Figs, Inc.	$(5,414,631)*
(232,095)	G-III Apparel Group Ltd.	(7,027,837)*
(200,214)	Kontoor Brands, Inc.	(17,144,325)
(32,619)	Lululemon Athletica, Inc.	(9,717,200)*
(48,286)	Oxford Industries, Inc.	(3,506,529)
(42,810,522)
Trading Companies & Distributors (0.4)%
(22,951)	WW Grainger, Inc.	(25,457,938)
Total Short Positions (Proceeds $(712,853,877))		(794,310,834)

Total Investments 86.2% (Cost $4,010,204,828)		5,964,599,422
Other Assets Less Liabilities 13.8%		951,601,873 (l)
Net Assets 100.0%		$6,916,201,295

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of October 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at October 31, 2024 amounted to $290,310,528, which represents 4.2% of net assets of the Fund.

(c)
All or a portion of this security is on loan at October 31, 2024. Total value of all such securities at
October 31, 2024 amounted to $3,893,988, collateralized by cash collateral of $1,377,953 and non-cash
(U.S. Treasury Securities and U.S. Government Agency Securities) collateral of $2,601,801 for the Fund (see
Note A of the Notes to Consolidated Financial Statements).

(d)	Security represented in Units.
(e)
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At October 31,
2024, these securities amounted to $9,590,000 of long positions and $0 of short positions, which represents 0.1% and 0.0%, respectively, of net assets of the Fund.

(f)	Represents less than 0.05% of net assets of the Fund.
(g)	Defaulted security.
(h)	Variable or floating rate security. The interest rate shown was the current rate as of October 31, 2024 and changes periodically.
(i)	Payment-in-kind (PIK) security.
(j)	Represents 7-day effective yield as of October 31, 2024.
(k)	Represents investment of cash collateral received from securities lending.
(l)	Includes the impact of the Fund’s open positions in derivatives at October 31, 2024.
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at October 31, 2024 amounted to $300,727,240, which represents 4.3% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 10/31/2024	Fair Value Percentage of Net Assets as of 10/31/2024
A24 Films LLC (Preferred Units)	2/25/2022-8/23/2024	$4,463,654	$5,741,993	0.1%
Anagram Holdings LLC/Anagram International, Inc.	5/6/2020-8/15/2023	11,248,952	—	0.0%
Arctic Wolf Networks, Inc.	12/31/2021	3,950,001	4,255,659	0.1%
Arctic Wolf Networks, Inc. (Convertible Bonds)	9/30/2022	19,850,000	22,867,200	0.3%
Canva, Inc.	3/19/2024	15,000,454	20,064,104	0.3%
Celebration Bidco Holdings LLC	12/29/2023	30,622,755	30,622,755	0.4%
Celebration Bidco LLC	12/29/2023	10,250,147	10,416,712	0.1%
Cybereason, Inc. (Series F Preferred Shares)	7/13/2021	4,750,000	982,726	0.0%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	3,429,998	4,882,887	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,500,000	4,450,638	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	23,000,000	26,454,600	0.4%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	35,957,294	155,520,517	2.3%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	1,458,063	1,546,403	0.0%
Grammarly, Inc. Class A	12/23/2021-1/24/2022	4,701,917	2,782,199	0.0%
Savage X, Inc. (Series C Preferred Shares)	11/30/2021	3,949,983	3,111,148	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	2,427,463	575,982	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	5,572,107	1,316,712	0.0%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	5,135,005	5,135,005	0.1%
Total		$190,267,793	$300,727,240	4.3%
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At October 31, 2024, open positions in futures for the Fund were as follows:

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	1,012	NASDAQ 100 E-Mini Index	$(405,240,220)	$(7,171,641)
12/2024	6,242	S&P 500 E-Mini Index	(1,790,985,850)	(10,790,567)
Total Futures				$(17,962,208)
At October 31, 2024, the Fund had $173,459,725 deposited in a segregated account to cover margin requirements on open futures.
For the year ended October 31, 2024, the average notional value for the months where the Fund had futures outstanding was $(1,686,207,018) for short positions.
Total return basket swap contracts ("total return basket swaps")
At October 31, 2024, the Fund had outstanding total return basket swaps(a) as follows:
Over-the-counter total return basket swaps—Short(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
JPM	JPNBLQGS	5.38%	0.55%	OBFR	1M/T	1/21/2026	$(7,710,498)
JPM	JPNBSX10	5.37%	0.54%	OBFR	1M/T	9/8/2025	297,504
Total							$(7,412,994)
(a) The following table represents required component disclosures associated with the total return basket swaps:
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS
Sprouts Farmers Market Inc	(15,255)	$(5,848,653)	$(420,904)	5.3%
GoDaddy Inc	(6,601)	(3,287,190)	(236,566)	3.0%
Palo Alto Networks Inc	(2,473)	(2,660,362)	(191,455)	2.4%
Palantir Technologies Inc	(21,345)	(2,648,247)	(190,583)	2.4%
Jabil Inc	(6,931)	(2,546,905)	(183,290)	2.3%
Nutanix Inc	(12,412)	(2,300,943)	(165,589)	2.1%
Pure Storage Inc	(14,909)	(2,227,667)	(160,316)	2.0%
Performance Food Group Co	(8,753)	(2,122,991)	(152,783)	1.9%
Take-Two Interactive Software Inc	(4,179)	(2,017,728)	(145,208)	1.8%
Vistra Corp	(5,061)	(1,887,954)	(135,868)	1.7%
Monolithic Power Systems Inc	(803)	(1,820,422)	(131,008)	1.6%
Coherent Corp	(6,480)	(1,788,210)	(128,690)	1.6%
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
Crowdstrike Holdings Inc	(1,783)	$(1,579,767)	$(113,689)	1.4%
Trade Desk Inc/The	(4,268)	(1,531,589)	(110,222)	1.4%
New York Times Co/The	(8,636)	(1,439,569)	(103,600)	1.3%
Marvell Technology Inc	(5,902)	(1,411,483)	(101,579)	1.3%
NXP Semiconductors NV	(2,006)	(1,404,063)	(101,045)	1.3%
Wix.com Ltd	(2,780)	(1,386,785)	(99,801)	1.3%
Dropbox Inc	(17,459)	(1,347,339)	(96,962)	1.2%
F5 Inc	(1,864)	(1,301,742)	(93,681)	1.2%
Royal Caribbean Cruises Ltd	(2,093)	(1,289,578)	(92,806)	1.2%
Cencora Inc	(1,875)	(1,276,906)	(91,894)	1.2%
Murphy USA Inc	(845)	(1,232,055)	(88,666)	1.1%
Live Nation Entertainment Inc	(3,436)	(1,201,588)	(86,473)	1.1%
Microchip Technology Inc	(5,281)	(1,156,732)	(83,245)	1.0%
Electronic Arts Inc	(2,553)	(1,149,665)	(82,737)	1.0%
PulteGroup Inc	(2,935)	(1,134,872)	(81,672)	1.0%
Dynatrace Inc	(6,908)	(1,109,409)	(79,840)	1.0%
Taylor Morrison Home Corp	(5,382)	(1,100,636)	(79,208)	1.0%
Texas Roadhouse Inc	(1,868)	(1,065,573)	(76,685)	1.0%
Vertiv Holdings Co	(3,225)	(1,052,053)	(75,712)	0.9%
HubSpot Inc	(592)	(980,121)	(70,535)	0.9%
Booking Holdings Inc	(68)	(951,436)	(68,471)	0.9%
Maximus Inc	(3,682)	(950,173)	(68,380)	0.9%
Datadog Inc	(2,485)	(930,707)	(66,979)	0.8%
Lumentum Holdings Inc	(4,719)	(899,793)	(64,754)	0.8%
Group 1 Automotive Inc	(810)	(881,344)	(63,427)	0.8%
KB Home	(3,659)	(857,404)	(61,704)	0.8%
Coty Inc	(38,137)	(847,043)	(60,958)	0.8%
StoneCo Ltd	(25,142)	(833,115)	(59,956)	0.8%
RenaissanceRe Holdings Ltd	(1,031)	(807,384)	(58,104)	0.7%
Hyatt Hotels Corp	(1,802)	(782,472)	(56,311)	0.7%
Meritage Homes Corp	(1,442)	(779,977)	(56,132)	0.7%
Lennar Corp	(1,480)	(752,486)	(54,153)	0.7%
Hilton Worldwide Holdings Inc	(1,066)	(747,335)	(53,783)	0.7%
Chipotle Mexican Grill Inc	(4,412)	(734,611)	(52,867)	0.7%
Pinterest Inc	(7,673)	(728,179)	(52,404)	0.7%
MongoDB Inc	(897)	(724,359)	(52,129)	0.7%
Incyte Corp	(3,189)	(705,551)	(50,776)	0.6%
Light & Wonder Inc	(2,509)	(702,519)	(50,557)	0.6%
Other Securities	(400,658)	(39,848,788)	(2,867,755)	35.7%
		$(110,773,473)	$(7,971,912)
Accrued Net Interest Receivable/(Payable)			261,414
$(7,710,498)
JPNBSX10
Tesla Inc	(6,747)	$(1,620,948)	$2,589	2.3%
JPMorgan Chase & Co	(6,738)	(1,437,878)	2,297	2.0%
UnitedHealth Group Inc	(2,201)	(1,194,807)	1,909	1.7%
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBSX10 (cont’d)
Exxon Mobil Corp	(10,620)	$(1,192,462)	$1,905	1.7%
Visa Inc	(3,974)	(1,107,635)	1,769	1.5%
Mastercard Inc	(1,961)	(941,893)	1,505	1.3%
Home Depot Inc/The	(2,358)	(892,837)	1,426	1.2%
Johnson & Johnson	(5,741)	(882,424)	1,410	1.2%
Costco Wholesale Corp	(1,046)	(879,042)	1,404	1.2%
Procter & Gamble Co/The	(5,505)	(874,411)	1,397	1.2%
AbbVie Inc	(4,199)	(823,076)	1,315	1.1%
Walmart Inc	(10,184)	(802,463)	1,282	1.1%
Netflix Inc	(1,024)	(744,512)	1,189	1.0%
Bank of America Corp	(16,274)	(654,394)	1,045	0.9%
Salesforce Inc	(2,295)	(642,870)	1,027	0.9%
Oracle Corp	(3,787)	(611,215)	976	0.9%
Merck & Co Inc	(6,024)	(592,657)	947	0.8%
Chevron Corp	(4,021)	(575,375)	919	0.8%
Coca-Cola Co/The	(9,082)	(570,339)	911	0.8%
Advanced Micro Devices Inc	(3,864)	(535,243)	855	0.7%
PepsiCo Inc	(3,329)	(531,599)	849	0.7%
Wells Fargo & Co	(8,014)	(500,284)	799	0.7%
Cisco Systems Inc	(9,472)	(498,820)	797	0.7%
Linde PLC	(1,135)	(497,900)	795	0.7%
Accenture PLC	(1,483)	(491,858)	786	0.7%
Adobe Inc	(1,062)	(487,978)	780	0.7%
Thermo Fisher Scientific Inc	(917)	(481,725)	770	0.7%
McDonald's Corp	(1,687)	(473,768)	757	0.7%
Philip Morris International Inc	(3,661)	(467,121)	746	0.6%
Abbott Laboratories	(4,149)	(452,285)	722	0.6%
Texas Instruments Inc	(2,215)	(432,609)	691	0.6%
ServiceNow Inc	(480)	(430,474)	688	0.6%
International Business Machines Corp	(2,150)	(427,286)	683	0.6%
QUALCOMM Inc	(2,724)	(426,386)	681	0.6%
General Electric Co	(2,558)	(422,522)	675	0.6%
Caterpillar Inc	(1,166)	(421,696)	674	0.6%
Intuitive Surgical Inc	(849)	(411,363)	657	0.6%
Verizon Communications Inc	(9,911)	(401,478)	641	0.6%
Walt Disney Co/The	(4,294)	(397,189)	634	0.6%
Intuit Inc	(674)	(395,237)	631	0.5%
Amgen Inc	(1,271)	(391,235)	625	0.5%
Comcast Corp	(9,212)	(386,828)	618	0.5%
Goldman Sachs Group Inc/The	(758)	(377,503)	603	0.5%
NextEra Energy Inc	(4,852)	(369,755)	591	0.5%
RTX Corp	(3,178)	(369,666)	591	0.5%
Pfizer Inc	(13,570)	(369,249)	590	0.5%
AT&T Inc	(16,889)	(366,031)	585	0.5%
Danaher Corp	(1,548)	(365,659)	584	0.5%
Booking Holdings Inc	(79)	(353,941)	565	0.5%
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBSX10 (cont’d)
Uber Technologies Inc	(5,081)	$(351,983)	$562	0.5%
Other Securities	(436,434)	(41,538,780)	66,355	58.0%
		$(71,866,689)	$114,802
Accrued Net Interest Receivable/(Payable)			182,702
			$297,504
Total Return Basket Swaps, at Value			$(7,412,994)

(b)
The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)	Effective rate at October 31, 2024.
For the year ended October 31, 2024, the average notional value for the months where the Fund had total return basket swaps and total return swaps, including contracts for difference, for the Fund was $(331,889,107) for short positions.
At October 31, 2024, the Fund had cash collateral of $27,560,000 deposited in a segregated account for JPMorgan Chase Bank N.A., to cover collateral requirements on over-the-counter derivatives.
Purchased option contracts ("options purchased")
At October 31, 2024, the Fund did not have any outstanding options purchased.
Written option contracts ("options written")
At October 31, 2024, the Fund did not have any outstanding options written.
For the year ended October 31, 2024, the average market value for the months where the Fund had options purchased and options written outstanding was $501,523 and $(1,440,238), respectively.
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s long investments as of October 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Application Software	$—	$—	$20,064,104	$20,064,104
Commercial Services	—	—	30,622,755	30,622,755
Software	747,780,154	—	7,037,858	754,818,012
Specialty Retail	276,054,491	—	155,520,517	431,575,008
Other Common Stocks#	4,875,927,489	—	—	4,875,927,489
Total Common Stocks	5,899,762,134	—	213,245,234	6,113,007,368
Preferred Stocks#	—	—	54,198,094	54,198,094
Master Limited Partnerships and Limited Partnerships#	190,240,144	—	—	190,240,144
Corporate Bonds#	—	9,590,000	—	9,590,000
Loan Assignments#	—	—	10,416,712	10,416,712
Convertible Bonds#	—	—	22,867,200	22,867,200
Short-Term Investments	—	358,590,738	—	358,590,738
Total Investments	$6,090,002,278	$368,180,738	$300,727,240	$6,758,910,256

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^  (cont’d)
#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 10/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 10/31/2024
Investments in Securities:
Common Stocks(1)	$167,788	$—	$—	$(166)	$45,623	$—	$—	$—	$213,245	$(166)
Preferred Stocks(1)	54,548	—	—	(350)	—	—	—	—	54,198	(350)
Corporate Bonds(2)	13,275	275	68	(13,464)	—	(154)	—	—	—	(13,464)
Loan Assignments(3)	—	34	—	167	10,216	—	—	—	10,417	167
Convertible Bonds(1)	20,515	—	—	2,352	—	—	—	—	22,867	2,352
Warrants(4)	3,443	—	—	(3,443)	—	—	—	—	—	—
Total	$259,569	$309	$68	$(14,904)	$55,839	$(154)	$—	$—	$300,727	$(11,461)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 10/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$213,245,234	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	4.0x - 12.5x	5.2x	Increase
		Market Approach	Discount Rate	3.9% - 4.0%	4.0%	Decrease
		Market Approach	Term (Years)	1.8 - 2.2	2.0	Decrease
		Market Approach	Expected Volatility	65.0% - 80.0%	74.1%	Decrease
		Market Approach	Transaction Price	$1,280.00	$1,280.00	Increase
		Market Approach	Enterprise value/ EBITDA (EV/ EBITDA)	9.7x	9.7x	Increase
Preferred Stocks	48,456,101	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	1.3x - 10.4x	5.2x	Increase
		Market Approach	Discount Rate	0.3% - 4.2%	3.6%	Decrease
		Market Approach	Term (Years)	1.2 - 3.2	2.4	Decrease
		Market Approach	Expected Volatility	60.0% - 70.0%	62.6%	Decrease
		Market Approach	Transaction Price	$1,150.00	$1,150.00	Increase
Convertible Bonds	22,867,200	Income Approach	Credit Yield Spread	4.9%	4.9%	Decrease
Preferred Units	5,741,993	Market Approach	Transaction Price	$146.47	$146.47	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^  (cont’d)
(2) At October 31, 2024, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

(3) At October 31, 2024 this security was valued by an independent pricing service using significant unobservable inputs.
(4) At the beginning of the period, these investments were valued in accordance with the procedures approved by the valuation designee.
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s short investments as of October 31, 2024:
Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short#	$(794,310,834)	$—	$—	$(794,310,834)
Total Short Positions	$(794,310,834)	$—	$—	$(794,310,834)

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s derivatives as of October 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Liabilities	$(17,962,208)	$—	$—	$(17,962,208)
Swaps
Assets	—	297,504	—	297,504
Liabilities	—	(7,710,498)	—	(7,710,498)
Total	$(17,962,208)	$(7,412,994)	$—	$(25,375,202)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities
Neuberger Berman Alternative Funds
Long Short Fund
October 31, 2024
Assets
Investments in securities, at value*† (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$6,758,910,256
Cash	149,900
Foreign currency(b)	29
Cash collateral segregated for short sales (Note A)	232,878,692
Cash collateral segregated for futures contracts (Note A)	173,459,725
Cash collateral segregated for option contracts	576,087,967
Cash collateral segregated for over-the-counter derivatives (Note A)	27,560,000
Dividends and interest receivable	7,906,756
Receivable for securities sold	4,340,297
Receivable for Fund shares sold	4,926,490
Receivable for securities lending income (Note A)	5,722
Over-the-counter swap contracts, at value (Note A)	297,504
Prepaid expenses and other assets	130,194
Total Assets	7,786,653,532
Liabilities
Investments sold short, at value(c) (Note A)	794,310,834
Over-the-counter swap contracts, at value (Note A)	7,710,498
Dividends payable for short sales	529,256
Payable to investment manager (Note B)	6,479,895
Payable for securities purchased	35,690,834
Payable for Fund shares redeemed	4,888,773
Payable for accumulated variation margin on futures contracts (Note A)	17,962,208
Payable to administrator—net (Note B)	987,439
Payable to trustees	3,489
Payable for cash collateral on loaned securities (Note A)	1,377,953
Other accrued expenses and payables	511,058
Total Liabilities	870,452,237
Net Assets	$6,916,201,295

See Notes to Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities  (cont’d)
Neuberger Berman Alternative Funds
Long Short Fund
October 31, 2024
Net Assets consist of:
Paid-in capital	$5,301,487,752
Total distributable earnings/(losses)	1,614,713,543
Net Assets	$6,916,201,295
Net Assets
Institutional Class	$6,736,031,167
Class A	133,849,821
Class C	46,320,307
Shares Outstanding ($.001 par value; unlimited shares authorized)
Institutional Class	366,890,231
Class A	7,399,069
Class C	2,669,746
Net Asset Value, offering and redemption price per share
Institutional Class	$18.36
Net Asset Value and redemption price per share
Class A	$18.09
Offering Price per share
Class A‡	$19.19
Net Asset Value and offering price per share
Class C^	$17.35
†Securities on loan, at value:
Unaffiliated issuers	$3,893,988
*Cost of Investments:
(a) Unaffiliated issuers	$4,723,058,705
(b) Total cost of foreign currency	$28
(c) Proceeds from investments sold short	$712,853,877

‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See Notes to Consolidated Financial Statements

Consolidated Statement of Operations
Neuberger Berman Alternative Funds
Long Short Fund
For the Fiscal Year Ended October 31, 2024
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$78,465,025
Interest and other income—unaffiliated issuers	75,415,172
Income from securities loaned—net	101,590
Foreign taxes withheld	(577,943)
Total income	$153,403,844
Expenses:
Investment management fees (Note B)	73,174,571
Administration fees (Note B):
Institutional Class	9,894,338
Class A	353,275
Class C	120,718
Distribution fees (Note B):
Class A	339,687
Class C	464,302
Shareholder servicing agent fees:
Institutional Class	26,310
Class A	6,865
Class C	2,229
Audit fees	110,818
Subsidiary administration fees	2,541
Custodian and accounting fees	960,424
Insurance	165,002
Legal fees	132,903
Registration and filing fees	214,268
Shareholder reports	333,991
Trustees' fees and expenses	82,226
Dividend and interest expense on securities sold short (Note A)	2,818,830
Miscellaneous and other fees (Note A)	369,587
Total expenses	89,572,885
Net investment income/(loss)	$63,830,959

See Notes to Consolidated Financial Statements

Consolidated Statement of Operations   (cont’d)
Neuberger Berman Alternative Funds
Long Short Fund
For the Fiscal Year Ended October 31, 2024
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	342,175,152
Closed short positions of unaffiliated issuers	(142,511,582)
Settlement of foreign currency transactions	124,597
Expiration or closing of futures contracts	(285,189,549)
Expiration or closing of option contracts written	1,769,547
Expiration or closing of swap contracts	(163,138,231)
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	1,055,185,555
Short positions of unaffiliated issuers	(142,370,105)
Foreign currency translations	2
Futures contracts	(87,256,893)
Swap contracts	(6,979,439)
Net gain/(loss) on investments	571,809,054
Net increase/(decrease) in net assets resulting from operations	$635,640,013
See Notes to Consolidated Financial Statements

Consolidated Statements of Changes in Net Assets
Neuberger Berman Alternative Funds
	LONG SHORT FUND
	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2024	October 31, 2023
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$63,830,959	$63,842,011
Net realized gain/(loss) on investments	(246,770,066)	(1,667,987)
Change in net unrealized appreciation/(depreciation) of investments	818,579,120	453,692,304
Net increase/(decrease) in net assets resulting from operations	635,640,013	515,866,328
Distributions to Shareholders From (Note A):
Distributable earnings:
Institutional Class	(63,055,894)	(344,559,524)
Class A	(932,556)	(7,888,772)
Class C	(189,058)	(2,781,547)
Total distributions to shareholders	(64,177,508)	(355,229,843)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Institutional Class	1,949,040,050	2,150,674,766
Class A	34,920,056	41,745,169
Class C	8,485,811	6,352,767
Proceeds from reinvestment of dividends and distributions:
Institutional Class	38,643,658	216,333,571
Class A	759,813	6,370,453
Class C	137,927	2,035,050
Payments for shares redeemed:
Institutional Class	(1,745,543,897)	(2,020,071,560)
Class A	(47,859,421)	(49,139,428)
Class C	(11,128,099)	(12,282,914)
Net increase/(decrease) from Fund share transactions	227,455,898	342,017,874
Net Increase/(Decrease) in Net Assets	798,918,403	502,654,359
Net Assets:
Beginning of year	6,117,282,892	5,614,628,533
End of year	$6,916,201,295	$6,117,282,892
See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements Long Short Fund
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Alternative Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Berman Long Short Fund ("the Fund") is a separate operating series of the Trust. Under the 1940 Act, the status of a fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund (the Fund became diversified in December 2014). The Fund currently offers Institutional Class shares, Class A shares and Class C shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company ("RIC"), the Fund formed NB A24 Long Short Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of the Fund.
As of October 31, 2024, the value of the Fund's investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$5,690,421	0.1%
2
Consolidation: The accompanying financial statements of the Fund present the consolidated accounts of the Fund and the Blocker. All intercompany accounts and transactions have been eliminated in consolidation.
3
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments (long and short positions) in equity securities, preferred stocks and master limited partnerships and limited partnerships, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund's investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid or offer quotations, respectively, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which the Fund's share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund's share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which the Fund's share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
4
Foreign currency translations: The accounting records of the Fund and the Blocker are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Consolidated Statement of Operations.
5
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Consolidated Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the year ended October 31, 2024, was $532.

6
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a RIC by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Consolidated Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at October 31, 2024 was $4,764,322,411. The estimated gross unrealized appreciation was $2,207,880,798 and estimated gross unrealized depreciation was $294,754,059 resulting in net unrealized appreciation in value of investments of $1,913,126,739 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended October 31, 2024, the Fund recorded permanent reclassifications primarily related to one or more of the following: net operating losses written off, wholly owned subsidiary income and gain (loss), taxable overdistribution and non-deductible expenses relating to partnership investments. For the year ended October 31, 2024, the Fund recorded the following permanent reclassifications:
Paid-in Capital	Total Distributable Earnings/(Losses)
$(13,795,639)	$13,795,639
The tax character of distributions paid during the years ended October 31, 2024, and October 31, 2023, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
2024	2023	2024	2023	2024	2023	2024	2023
$64,177,508	$114,480,318	$—	$240,749,525	$—	$—	$64,177,508	$355,229,843

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$—	$1,913,126,739	$(298,406,181)	$(7,015)	$1,614,713,543

The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and/or recognized on wash sales and unsettled short sales, mark-to-market adjustments on swaps, futures and options, amortization of bond premium and organizational expenses, tax adjustments related to partnerships, swap contracts and other investments.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2024, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
Capital Loss Carryforwards
Long-Term	Short-Term
$—	$297,559,456
The Blocker is taxed as a corporation under the U.S. Internal Revenue Code. As of October 31, 2024, the Fund had a gross deferred tax asset of $121,498 resulting from deferred interest expense, capital losses and net operating losses in the Blocker and a gross deferred tax liability of $429,389 resulting from appreciation of the underlying holding. As of October 31, 2024, the Blocker has a net deferred tax liability of $307,891.
7
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. At October 31, 2024, there were no outstanding balances of accrued capital gains taxes for the Fund.
As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), if the Fund invests in foreign securities in those countries, it may file tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). ECJ tax reclaims are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. If an ECJ tax reclaim is "more likely than not" to not be sustained, assuming examination by tax authorities, due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, then no amounts are included in the Consolidated Statement of Assets and Liabilities. Income recognized, if any, from ECJ tax reclaims would be included in "Interest and other income—unaffiliated issuers" in the Consolidated Statement of Operations and the cost to file these additional ECJ tax reclaims, if any, would be included in "Miscellaneous and other fees" in the Consolidated Statement of Operations.
8
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income, if any, are recorded on the ex-date and generally distributed once a year (usually in December) for the Fund. Distributions from net realized capital gains, if any, generally are distributed once a year (usually in December) and are recorded on the ex-date.
It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust ("REIT") distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to these Funds until the following calendar year. For the year ended October 31, 2024 the character of distributions, if any, paid to shareholders of the Fund disclosed within the Consolidated Statement of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund's distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund's fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income may be recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during their fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end and reported to the Fund's shareholders on IRS Form 1099-DIV.
9
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
10
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
11
When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities. Certain transactions will require a Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
12
Securities sold short: The Fund may engage in short sales, which are sales of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities decreases, the Fund will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, the Fund may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size. The Fund pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Fund and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in "Cash collateral segregated for short sales" on the Consolidated Statement of Assets and Liabilities. The Fund is contractually responsible to remit to the lender any dividends and interest payable on securities while those securities are being borrowed by the Fund. The Fund may receive or pay the net of the interest charged by the prime broker on the borrowed securities and a financing charge for the difference in the market value of the short position and the cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. These costs related to short sales (i.e., dividend and interest remitted to the lender and interest charged by the prime broker) are recorded as an expense of the Fund and are excluded from the contractual expense limitation. A net negative expense, if any, represents a gain to the Fund as the total cash rebates received exceeded the other costs related to short sales. The net amount of fees and rebates incurred during the year ended October 31, 2024, are included in "Dividend and interest expense on securities sold short" on the Consolidated Statement of Operations and are $16,044,108.
13
Investments in private companies: Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering, involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Private placements and other restricted securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value.
14
Derivative instruments: The Fund's use of derivatives during the year ended October 31, 2024, is described below. Please see the Consolidated Schedule of Investments for the Fund's open positions in derivatives, if any, at October 31, 2024. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Consolidated Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
Rule 18f-4 under the 1940 Act, regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless the Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the year ended October 31, 2024, the Fund used futures on broader market indices and U.S. Treasuries in an effort either to enhance returns or to manage or adjust the risk profile and the investment exposure of the Fund.
At the time the Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.

For U.S. federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund’s taxable income.
Total return basket swap contracts: During the year ended October 31, 2024, the Fund used total return basket swaps to increase returns, reduce risks and for hedging purposes. The Fund may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation/(depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as "financing costs." Positions within the swap are reset periodically, and financing costs are reset according to the terms of the contract. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. For over-the-counter ("OTC") total return basket swaps, cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation/(depreciation) on swap contracts in the Consolidated Statement of Operations. Cash settlements between the Fund and the counterparty are recognized as realized gains (losses) on closing of swap contracts in the Consolidated Statement of Operations.
Total return swap contracts: During the year ended October 31, 2024, the Fund used total return swaps, including CFDs, to increase returns, reduce risks and for hedging purposes. Total return swaps, including CFDs, involve commitments to pay fixed or floating rate interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into total return swap transactions, including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or (depreciation) in the Consolidated Statement of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Consolidated Statement of Operations. For OTC total return swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty.
Options: During the year ended October 31, 2024, the Fund used options written to enhance total returns. During the year ended October 31, 2024, the Fund used options purchased either for hedging purposes or to enhance total returns.
Premiums paid by the Fund upon purchasing a call or put option are recorded in the asset section of the Fund’s Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the asset is eliminated. For purchased call options, the Fund's loss is limited to the amount of the option premium paid.
Premiums received by the Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the liability is eliminated.
When the Fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that the Fund has written expires unexercised, the Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.
At October 31, 2024, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Futures
Equity risk	Receivable/Payable for accumulated variation margin on futures contracts	$—	Receivable/Payable for accumulated variation margin on futures contracts	$(17,962,208)
Over-the-counter swaps
Equity risk	Over-the-counter swap contracts, at value	297,504	Over-the-counter swap contracts, at value	(7,710,498)
The impact of the use of these derivative instruments on the Consolidated Statement of Operations during the year ended October 31, 2024, was as follows:
	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Futures
Equity risk	$(285,189,549)	$(87,256,893)
Swaps
Equity risk	(163,138,231)	(6,979,439)
Options purchased
Equity risk	(2,272,051)	—
Options written
Equity risk	1,769,547	—

(a)	Net realized gain/(loss) on derivatives is located in the Consolidated Statement of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Swaps	Expiration or closing of swap contracts
Options purchased	Transactions in investment securities of unaffiliated issuers
Options written	Expiration or closing of option contracts written

(b)	Change in net unrealized appreciation/(depreciation) is located in the Consolidated Statement of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
Swaps	Swap contracts
While the Fund may receive redeemable preference shares, rights and warrants in connection with its investments in securities, these preference shares, rights and warrants are not considered "derivative instruments" under ASC 815.

15
Securities lending: The Fund, using State Street as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Consolidated Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Consolidated Statement of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated Issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Consolidated Schedule of Investments, but is not included within the Consolidated Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
As of October 31, 2024, the Fund had outstanding loans of securities to certain approved brokers, with a value of $3,893,988, for which it received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks	$3,979,754	$—	$—	$—	$3,979,754

(a)	Amounts represent the payable for collateral received for loaned securities.
16
Offsetting assets and liabilities: The Fund is required to disclose both gross and net information for assets and liabilities related to OTC derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund held one or more of these investments at October 31, 2024. The Fund's OTC derivative assets and liabilities at fair value by type and securities lending assets are reported gross in the Consolidated Statement of Assets and Liabilities. The following tables present derivative and securities lending assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of October 31, 2024.

Description	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Over-the-counter swap contracts	$297,504	$(7,710,498)
Securities lending	3,893,988	—
Total	$4,191,492	$(7,710,498)

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Consolidated Statement of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Consolidated Statement of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
JPM	$297,504	$(297,504)	$—	$—	$(7,710,498)	$297,504	$7,412,994	$—
SSB	3,893,988	—	(3,893,988)	—	—	—	—	—
Total	$4,191,492	$(297,504)	$(3,893,988)	$—	$(7,710,498)	$297,504	$7,412,994	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A net amount greater than zero represents amounts subject to loss as of October 31, 2024, in the event of a counterparty failure. A net amount less than zero represents amounts under-collateralized to each counterparty as of October 31, 2024.

17
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or the Fund.
18
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including ETFs, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 or any other applicable exemptive relief. Rule 12d1-4 permits fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
19
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 1.20% of the first $250 million of the Fund’s average daily net assets, 1.175% of the next $250 million, 1.15% of the next $250 million, 1.125% of the next $250 million, 1.10% of the next $500 million, 1.075% of the next $2.5 billion and 1.05% average daily net assets in excess of $4 billion. Accordingly, for the year ended

October 31, 2024, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 1.08% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the class level and each share class of the Fund, as applicable, pays NBIA an annual administration fee equal to the following: 0.26% for each of Class A and Class C and 0.15% for Institutional Class, each as a percentage of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Institutional Class, Class A and Class C of the Fund so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the Blocker are included in the total expenses used to calculate the reimbursement, if any, which the Fund has agreed to share with the Blocker. For the year ended October 31, 2024, the expenses of the Blocker amounted to $14,781.
At October 31, 2024, the Fund's contingent liabilities to NBIA under the contractual expense limitation agreements were as follows:
			Expenses Reimbursed in Year Ended October 31,
			2022	2023	2024
			Subject to Repayment until October 31,
	Contractual Expense Limitation(a)	Expiration	2025	2026	2027
Institutional Class	1.70%	10/31/27	$—	$—	$—
Class A	2.06%	10/31/27	—	—	—
Class C	2.81%	10/31/27	—	—	—

(a)	Expense limitation per annum of the respective class’s average daily net assets.
The Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended October 31, 2024, there was no repayment to NBIA under these agreements.
The Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below for Class A and Class C shares, and bears the advertising and promotion expenses.
However, the Distributor receives fees from Class A and Class C under their distribution plans (each a "Plan", collectively the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor’s activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these classes a fee at the annual rate of 0.25% of Class A’s and 1.00% of Class C’s average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust’s Plans comply with those rules.
Class A shares of the Fund are generally sold with an initial sales charge of up to 5.75% and no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of the Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.
For the year ended October 31, 2024, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:
	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Class A	$16,103	$—	$—	$—
Class C	—	2,572	—	—
Note C—Securities Transactions:
During the year ended October 31, 2024, there were purchase and sale transactions of long-term securities (excluding swaps, futures and written option contracts) as follows:
Purchases	Sales and Maturities	Securities Sold Short	Covers on Securities Sold Short
$2,123,165,379	$2,205,023,826	$1,539,937,688	$1,110,982,455
During the year ended October 31, 2024, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the years ended October 31, 2024, and October 31, 2023, was as follows:
	For the Year Ended October 31, 2024				For the Year Ended October 31, 2023
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total

Institutional Class	109,634,946	2,224,736	(97,548,541)	14,311,141	131,389,728	13,832,070	(122,962,052)	22,259,746
Class A	1,989,420	44,253	(2,727,687)	(694,014)	2,554,832	412,060	(3,021,312)	(54,420)
Class C	502,070	8,324	(659,348)	(148,954)	407,755	135,670	(785,413)	(241,988)

Note E—Line of Credit:
At October 31, 2024, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at October 31, 2024. During the year ended October 31, 2024, the Fund did not use the Credit Facility.
Note F—Recent Accounting Pronouncements:
In June 2022, FASB issued Accounting Standards Update No. 2022-03, "Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions" ("ASU 2022-03"). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to the fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management has elected to early adopt ASU 2022-03.
In December 2022, the FASB issued Accounting Standards Update No. 2022-06, "Reference Rate Reform (Topic 848)" ("ASU 2022-06"), which is an update to Accounting Standards Update No. 2021-01,"Reference Rate Reform (Topic 848)" ("ASU 2021-01") and defers the sunset date for applying the reference rate reform relief in Topic 848. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the Fund's financial statements.

Consolidated Financial Highlights
Long Short Fund
The following table includes selected data for a share outstanding throughout each fiscal period and other performance information derived from the Consolidated Financial Statements (Financial Statements for the years ended October 31, 2021 and 2020, respectively). Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
	Net Asset Value, Beginning of Year	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions

Institutional Class
10/31/2024[d]	$16.84	$0.17	$1.53	$1.70	$(0.12)	$(0.06)	$—	$(0.18)
10/31/2023[d]	$16.45	$0.18	$1.30	$1.48	$(0.17)	$(0.92)	$—	$(1.09)
10/31/2022[d]	$18.21	$(0.02)	$(1.54)	$(1.56)	$—	$(0.20)	$—	$(0.20)
10/31/2021	$16.00	$(0.02)	$2.59	$2.57	$—	$(0.36)	$—	$(0.36)
10/31/2020	$14.67	$(0.01)	$1.69	$1.68	$—	$(0.35)	$—	$(0.35)

Class A
10/31/2024[d]	$16.60	$0.11	$1.50	$1.61	$(0.06)	$(0.06)	$—	$(0.12)
10/31/2023[d]	$16.20	$0.12	$1.29	$1.41	$(0.09)	$(0.92)	$—	$(1.01)
10/31/2022[d]	$18.00	$(0.10)	$(1.50)	$(1.60)	$—	$(0.20)	$—	$(0.20)
10/31/2021	$15.88	$(0.08)	$2.56	$2.48	$—	$(0.36)	$—	$(0.36)
10/31/2020	$14.61	$(0.07)	$1.69	$1.62	$—	$(0.35)	$—	$(0.35)

Class C
10/31/2024[d]	$16.00	$(0.03)	$1.45	$1.42	$(0.01)	$(0.06)	$—	$(0.07)
10/31/2023[d]	$15.69	$0.00	$1.25	$1.25	$(0.02)	$(0.92)	$—	$(0.94)
10/31/2022[d]	$17.57	$(0.22)	$(1.46)	$(1.68)	$—	$(0.20)	$—	$(0.20)
10/31/2021	$15.62	$(0.20)	$2.51	$2.31	$—	$(0.36)	$—	$(0.36)
10/31/2020	$14.49	$(0.17)	$1.65	$1.48	$—	$(0.35)	$—	$(0.35)
See Notes to Consolidated Financial Highlights

Net Asset Value, End of Year	Total Return[b]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[c]	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)[c]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)

$18.36	10.13%[e]	$6,736.0	1.31%	1.26%	1.31%	1.26%	0.96%	48%	35%
$16.84	9.52%[e]	$5,937.9	1.28%	1.27%	1.28%	1.27%	1.12%	54%	33%
$16.45	(8.63)%[e]	$5,434.6	1.68%	1.28%	1.68%	1.28%	(0.14)%	76%	49%
$18.21	16.27%[e]	$5,191.6	1.59%	1.28%	1.59%	1.28%	(0.10)%	60%	49%
$16.00	11.68%[e]	$3,631.6	1.80%	1.30%	1.80%	1.30%	(0.08)%	81%	60%

$18.09	9.71%[e]	$133.8	1.67%	1.63%	1.67%	1.63%	0.60%	48%	35%
$16.60	9.15%[e]	$134.3	1.66%	1.64%	1.66%	1.64%	0.75%	54%	33%
$16.20	(8.96)%[e]	$132.0	2.05%	1.64%	2.05%	1.64%	(0.53)%	76%	49%
$18.00	15.82%[e]	$158.9	1.96%	1.64%	1.96%	1.64%	(0.46)%	60%	49%
$15.88	11.31%[e]	$95.6	2.15%	1.67%	2.15%	1.67%	(0.43)%	81%	60%

$17.35	8.89%[e]	$46.3	2.42%	2.38%	2.42%	2.38%	(0.15)%	48%	35%
$16.00	8.34%[e]	$45.1	2.40%	2.39%	2.40%	2.39%	0.00%	54%	33%
$15.69	(9.64)%[e]	$48.0	2.79%	2.39%	2.79%	2.39%	(1.26)%	76%	49%
$17.57	14.98%[e]	$57.1	2.71%	2.39%	2.71%	2.39%	(1.20)%	60%	49%
$15.62	10.42%[e]	$55.3	2.90%	2.41%	2.90%	2.41%	(1.14)%	81%	60%

Notes to Consolidated Financial Highlights Long Short Fund

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

c	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
d	Consolidated financial highlights. See Note A in the Notes to Consolidated Financial Statements.
e
The class action proceeds listed in Note A of the Notes to Consolidated Financial Statements, if any, had no
impact on the Fund’s total returns for the year ended October 31, 2024. The class action proceeds received in 2023, 2022, 2021 and 2020 had no impact on the Fund’s total returns for the years ended
October 31, 2023, 2022, 2021 and 2020.

Report of Independent Registered Public Accounting Firm
To the Shareholders of Neuberger Berman Long Short Fund and the Board of Trustees of Neuberger Berman Alternative Funds
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Neuberger Berman Long Short Fund (the "Fund") (one of the series constituting the Neuberger Berman Alternatives Funds (the "Trust")), including the consolidated schedule of investments, as of October 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of  the Fund (one of the series constituting Neuberger Berman Alternative Funds) at October 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles. The accompanying financial highlights of the Fund for each of the periods in the two years ended October 31, 2021 were audited by another independent registered public accounting firm whose report, dated December 21, 2021, expressed an unqualified opinion on the financial statements containing those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
December 30, 2024

Directory
Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Shareholder Servicing Agent
SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue, Suite 219189
Kansas City, MO 64105-1307
For Institutional Class Shareholders address correspondence to:
Neuberger Berman Funds
PO Box 219189
Kansas City, MO 64121-9189
Intermediary Client Services 800.366.6264
For Class A, Class C and Class R6 Shareholders:
Please contact your investment provider
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Board Consideration of the Management Agreement
On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman Alternative Funds (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Neuberger Berman Investment Advisers LLC ("Management") (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), considers whether to continue the management agreement with Management (the "Agreement") with respect to Neuberger Berman Neuberger Berman Long Short Fund (the "Fund"). (This report does not include Neuberger Berman Absolute Return Multi-Manager Fund, which is the subject of a separate report.) Throughout the process, the Independent Fund Trustees are advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel"). At a meeting held on September 26, 2024, the Board, including the Independent Fund Trustees, approved the continuation of the Agreement for the Fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the Fund and its shareholders; (ii) a comparison of the Fund’s performance, fees and expenses relative to its benchmark, various peers or similar accounts; (iii) the costs of the services provided by, and the estimated profit or loss by Management from its relationships with the Fund; (iv) any apparent or anticipated economies of scale in relation to the services Management provides to the Fund and whether any such economies of scale are shared with Fund shareholders; and (v) any "fall-out" benefits likely to accrue to Management and its affiliates from their relationship with the Fund.
In evaluating the Agreement, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management in response to questions submitted by the Independent Fund Trustees and Independent Counsel, which the Contract Review Committee annually considers and updates. It also met with senior representatives of Management regarding its personnel, operations, and profitability as they relate to the Fund. The annual contract review extends over at least two regular meetings of the Board to allow Management additional time to respond to any questions the Independent Fund Trustees may have on their initial review of the materials and for the Independent Fund Trustees to consider those responses.
In connection with its deliberations, the Board also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year. The Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for the annual contract review. The Board has also established other committees that focus throughout the year on specific areas relevant to the annual contract review, such as Fund performance or compliance matters, and that are charged with specific responsibilities regarding the annual contract review. Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the annual contract review process.
The Independent Fund Trustees received from Independent Counsel a memorandum discussing the legal standards for their consideration of the proposed continuation of the Agreement. During the course of the year and during their deliberations regarding the annual contract review, the Contract Review Committee and the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
Provided below is a description of the Board’s contract approval process and material factors that the Board considered at its meetings regarding renewals of the Agreement and the compensation to be paid thereunder. In connection with its approval of the continuation of the Agreement, the Board evaluated the terms of the Agreement, the overall fairness of the Agreement to the Fund, and whether the Agreement was in the best interests of the Fund and its shareholders. The Board’s determination to approve the continuation of the Agreement was based on a comprehensive consideration of all information provided to the Board throughout the year and in connection with the annual contract review.

This description is not intended to include all of the factors considered by the Board. The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time. The Board focused on the costs and benefits of the Agreement to the Fund and, through the Fund, its shareholders.
Nature, Extent, and Quality of Services
With respect to the nature, extent, and quality of the services provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who perform services for the Fund. The Board noted that Management also provides certain administrative services, including fund accounting, compliance, and shareholder support services. The Board also considered Management’s policies and practices regarding brokerage, commissions, other trading costs, and allocation of portfolio transactions, and reviewed the quality of the execution services that Management had provided. The Board also reviewed Management’s use of brokers to execute Fund transactions that provide research services to Management. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between the Fund’s investments and those of other funds or accounts managed by Management.
The Board recognized the extensive range of services that Management provides to the Fund beyond the investment management services. The Board noted that Management is also responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor for the Fund, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk. In addition, the Board also noted that when Management launches a new fund or share class, it assumes entrepreneurial risk with respect to that fund or share class, until it maintains a certain level of assets, if ever, that is profitable to Management.
The Board also reviewed and evaluated Management’s activities under its contractual obligation to oversee the Fund’s various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology to support the Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers’ compensation and whether this structure provides appropriate incentives to act in the best interests of the Fund. The Board also considered the ability of Management to attract and retain qualified personnel to service the Fund and the ability to plan for succession.
Fund Performance
The Board requested a report from an outside consulting firm that specializes in the analysis of fund industry data that compared the Fund’s performance, along with its fees and other expenses, to various peers, including a group of industry peers ("Expense Group") and a broader universe of funds pursuing generally similar strategies with the same investment classification and/or objective ("Performance Universe"). The Board considered the Fund’s performance and fees in light of the limitations inherent in the consulting firm’s methodology for constructing such comparative groups and determining which investment companies should be included in the comparative groups, noting differences as compared to certain fund industry ranking and rating systems. The Board also considered the impact and inherent limitation on the comparisons due to the number of funds included in the Fund’s Expense Group.
With respect to investment performance, the Board considered information regarding the Fund’s short-, intermediate- and long-term performance, as applicable, net of the Fund’s fees and expenses, on an absolute basis, relative to a benchmark index that does not deduct the fees or expenses of investing, and compared to the performance of its Performance Universe. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers.
In the case of underperformance for any of the periods reported, the Board considered the magnitude and duration of that underperformance relative to the Performance Universe and/or the benchmark (e.g., the amount by which the Fund underperformed, including, for example, whether the Fund slightly underperformed or significantly underperformed its benchmark). For those periods of time the Board identified the Fund as having underperformed its benchmark index and/or Performance Universe, that the Board felt warranted additional inquiry, the Board discussed with Management the Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that Management had taken, or intended to take, to improve performance. The Board also considered Management’s responsiveness with respect to the relative performance. The Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of the Agreement and that, after considering all relevant factors, it can determine to approve the continuation of the Agreement notwithstanding the Fund’s relative performance.
Fee Rates, Profitability, and Fall-out Benefits
With respect to the overall fairness of the Agreement, the Board considered the fee structure for the Fund under the Agreement as compared to the Expense Group provided by the consulting firm, as discussed above. The Board reviewed a comparison of the Fund’s management fee to its Expense Group. The Board noted that the comparative management fee analysis includes, in the Fund’s management fee, the separate administrative fees paid to Management. However, the Board noted that some funds in the Expense Group pay directly from fund assets for certain services that Management covers out of the administration fees for the Fund. Accordingly, the Board also considered the Fund’s total expense ratio as compared with its Expense Group as a way of taking account of these differences.
The Board compared the Fund’s contractual and actual management fees to the contractual and actual management fees, respectively, of the Fund’s Expense Group. (The actual management fees are the contractual management fees reduced by any fee waivers or other adjustments.) The Board also compared the Fund’s total expenses to the total expenses of the Fund’s Expense Group. In considering that the Fund’s management fee and total expenses were relatively higher than the Expense Group, the Board considered whether specific portfolio management, administration or oversight needs contributed to the Fund’s management fee or total expenses. The Board also noted that the overall expense ratio for each class of the Fund is maintained through a contractual fee cap and/or expense reimbursements by Management.
In concluding that the benefits accruing to Management and its affiliates, by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to that Fund, the Board reviewed specific data as to Management’s estimated profit on the Fund for a recent period on a pre-tax basis without regard to distribution expenses. (The Board also reviewed data on Management’s estimated profit on the Fund after distribution expenses and taxes were factored in, as indicators of the health of the business and the extent to which Management is directing its profits into the growth of the business.) The Board considered the cost allocation methodology that Management used in developing its estimated profitability figures. In addition, the Board engaged an independent accounting firm the prior year to review the profitability methodology utilized by Management when preparing this information and, discussed with the accounting firm its conclusion that Management’s process for calculating and reporting its estimated profit aligned with the consultant’s guiding principles and industry practices.
The Board further noted Management’s representation that its estimate of profitability is derived using a methodology that is consistent with the methodology used to assess and/or report measures of profitability elsewhere at the firm. In addition, the Board recognized that Management’s calculations regarding its costs may not reflect all risks, including regulatory, legal, operational, cybersecurity, reputational, and, where appropriate, entrepreneurial risks, associated with offering and managing a fund in the current regulatory and market environment. The Board also considered any fall-out (i.e., indirect) benefits likely to accrue to Management or its affiliates from their relationship with the Fund, such as research it may receive from broker-dealers executing the Fund’s portfolio transactions on an agency basis. The Board recognized that Management and its affiliates should be entitled to earn a reasonable level of profits for services they provide to the Fund and, based on its review, concluded that Management’s reported level of estimated profitability, if any, on the Fund was reasonable.
Information Regarding Services to Other Clients
The Board also considered that there were other funds or separate accounts that were advised or sub-advised by Management or its affiliates with investment objectives, policies, and strategies that were similar to those of the Fund. The Board compared the fees charged to the Fund to the fees charged to such comparable funds and/or separate accounts. The Board considered the appropriateness and reasonableness of any differences between the fees charged to the Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board explored with Management its assertion that to the extent the rates of fees paid by some such accounts, except other Neuberger Berman registered funds, were lower than the fee rates paid by the Fund, the differences reflected Management’s greater level of responsibilities and significantly broader scope of services to the Fund, the more extensive regulatory obligations and risks associated with managing the Fund, and other financial considerations with respect to creation, sponsorship, and maintenance of the Fund.
Economies of Scale
The Board also evaluated apparent or anticipated economies of scale in relation to the services Management provides to the Fund. The Board considered that the Fund’s fee structure provides for a reduction of payments resulting from the use of breakpoints, the size of any breakpoints in the Fund’s advisory fees, and whether such breakpoints are set at appropriate asset levels. The Board also compared the breakpoint structure to that of the Expense Group. In addition, the Board considered the expense limitation and/or fee waiver arrangements that reduce the Fund’s expenses at some or all asset levels, which can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if the Fund’s assets decline.
The Board also considered that Management has provided, at no added cost to the Fund, certain additional services, including but not limited to, services required by new regulations or regulatory interpretations, services impelled by changes in the securities markets or the business landscape, and/or services requested by the Board. The Board considered that this is a way of sharing economies of scale with the Fund and its shareholders.
Fund Specific Analysis
With regard to the investment performance of the Fund and the fees charged to the Fund, the Board considered the following information. The Performance Universes referenced in this section are those identified by the consulting firm, as discussed above, and the risk/return ratios referenced are the Sharpe and Information ratios provided by the consulting firm. With respect to performance quintile rankings for the Fund compared to its Performance Universe, the first quintile represents the highest (best) performance, and the fifth quintile represents the lowest performance. With respect to the quintile rankings for fees and total expenses (net of waivers or other adjustments, if any) for the Fund compared to its Expense Group, the first quintile represents the lowest (best) fees and/or total expenses and the fifth quintile represents the highest fees and/or total expenses. Information for Institutional Class has been provided as identified below. The Board reviewed the expense structures of all the other classes of shares of the Fund, some of which have higher fees and expenses that reflect their separate distribution and servicing arrangements and the differing needs of different investors. As a proxy for the class expense structure, the Board reviewed the expenses of each class for at least one Fund in the Trust in comparison to Expense Groups for those classes. The Board noted the effect of higher expenses on the performance of the other classes of shares.
The Board considered that, based on performance data for the periods ended March 31, 2024: (1) as compared to its benchmark, the Fund’s performance was higher for the 1-, 5- and 10-year periods and lower for the 3-year period; and (2) as compared to its Performance Universe, the Fund’s performance was in the fourth quintile for the 1-year period, the third quintile for the 3- and 5-year periods and the second quintile for the 10-year period. In addition, the Board met with the portfolio management team in September 2024. The Board considered that, as compared to its Expense Group, the Fund’s contractual management fee and the actual management fee each ranked in the third quintile and total expenses ranked in the second quintile.
Conclusions
In approving the continuation of the Agreement, the Board concluded that, in its business judgment, the terms of the Agreement are fair and reasonable to the Fund and that approval of the continuation of the Agreement is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management could be expected to continue to provide a high level of service to the Fund; that the performance of the Fund was satisfactory over time, or, in instances where the Fund underperformed relative to its Performance Universe, that the Board retained confidence in Management’s capabilities to manage the Fund; that the Fund’s fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship with the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits accruing to the Fund. The Board’s conclusions are based in part on its consideration of materials prepared in connection with the approval or continuance of the Agreement in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year, in addition to material prepared specifically for the most recent annual review of the Agreement.

Notice to Shareholders
In early 2025, you will receive information to be used in filing your 2024 tax returns, which will include a notice of the exact tax status of all distributions paid to you by the Fund during calendar year 2024. Please consult your own tax advisor for details as to how this information should be reflected on your tax returns.
For the fiscal year ended October 31, 2024, the Fund makes the following designation, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as capital gains distributions and qualified dividend income eligible for reduced tax rates. Complete information regarding the Fund's distributions during the calendar year 2024 will be reported in conjunction with Form 1099-DIV.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.nb.com
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

L0265  12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There was nothing to report with respect to this item.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There was nothing to report with respect to this item.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The remuneration paid to trustees, officers, and others for the Fund is disclosed in the Fund's financial statements, which is included in Item 7 of this Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The statement regarding the basis for the approval of the investment advisory contract is disclosed in the Fund’s financial statements, which is included in Item 7 of this Form N-CSR.
Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 15.  Submission of Matters to a Vote of Security Holders.
There were no changes to the procedures by which shareholders may recommend nominees to the Board.
Item 16.  Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable to the Registrant.

Item 19.  Exhibits.
(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Absolute Return Multi-Manager Fund's Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025).

(a)(2)    Not applicable to the Registrant.
(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable to the Registrant.

(a)(5)    Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Alternative Funds

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: January 6, 2025
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President
Date: January 6, 2025
By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer
Date: January 6, 2025